Related Party Transactions (Details) (USD $)	1 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended
	Oct. 31, 2013	Sep. 30, 2013	Apr. 10, 2013 Clifford Lerner, the Company's President and Chief Executive Officer [Member]	Sep. 30, 2013 Clifford Lerner, the Company's President and Chief Executive Officer [Member]	Dec. 31, 2013 Clifford Lerner, the Company's President and Chief Executive Officer [Member]	Apr. 10, 2013 Jon Pedersen, the Company's Chief Financial Officer [Member]	Sep. 30, 2013 Jon Pedersen, the Company's Chief Financial Officer [Member]	Dec. 31, 2013 Jon Pedersen, the Company's Chief Financial Officer [Member]	Jul. 31, 2013 Dcl Ventures Inc [Member]	Apr. 30, 2013 Dcl Ventures Inc [Member]	Jan. 31, 2013 Dcl Ventures Inc [Member]	Jan. 31, 2013 Lerner [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member]	Jan. 14, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Dcl Ventures Inc [Member]
Related Party Transactions (Textual)
Consulting agreement term												3 years
Per month consulting fee												$ 5,000
Issuance of restricted shares of common stock			5,000,000			480,000
Stock option, Granted						700,000							1,000,000
Exercise price of stock option						$ 0.52
Aggregate purchase price of shares under Subscription Agreement	25,000								25,000		50,000				25,000
Aggregate purchase shares under subscription agreement	25,000								25,000	50,000				25,000	25,000		25,000
Additional aggregate purchase price of shares under Subscription Agreement																	25,000
Terms of the restricted stock award agreement				Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.	Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.		Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.	Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.				The Company issued 150,000 restricted shares of common stock to Mr. Lerner. Pursuant to the agreement, the restricted shares of common stock will vest upon the earlier
Description related to vesting of stock option							The shares of common stock underlying Mr. Pedersen's stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a "change in control," 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen's employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant, to the extent the shares underlying the option are vested.	The shares of common stock underlying Mr. Pedersen's stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a "change in control," 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen's employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant, to the extent the shares underlying the option are vested.
Initial compensation fee												25,000
Description of consulting agreement												(A) 325,000 shares of restricted common stock of the Company previously granted to Mr. Lerner, (B) 600,000 shares of restricted common stock of the Company previously granted to Mr. Lerner and (iii) 150,000 shares of restricted common stock of the Company granted to Mr. Lerner pursuant to the agreement, to be vested as of the date of such termination.
Compensation Agreement Term												2 years
Receivable from repayment of held in the certificate of deposit by JP Morgan Chase Bank		$ 105,211														$ 105,211